Significant accounting policies - Basis of consolidation (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Significant accounting policies
Increase in net cash flows used in operating activities	£ (33,056)	£ (63,081)
Effect of foreign exchange rate changes	£ (855)	8,768
Correction of immaterial error
Significant accounting policies
Adjustments to cash flows from non-cash items		(4,600)
Increase in net cash flows used in operating activities		(4,600)
Effect of foreign exchange rate changes		£ 4,600
VAGL
Significant accounting policies
Name of subsidiary	Vertical Aerospace Group Limited (“VAGL”)
Proportion of ownership interest and voting rights held	100.00%		100.00%